RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Disclosure of transactions between related parties [line items]
Accrued independent directors fees and services	$ 338	$ 327
Equity issuance, price per share	$ 1.47
West Vault Mining Inc. [Member]
Disclosure of transactions between related parties [line items]
Accrued payments received for accounting and administrative services	$ 52	$ 53
HCI [Member]
Disclosure of transactions between related parties [line items]
Number of shares owned	27,767,994
Proportion of entity interest held by another entity	24.67%
Common shares issued for private placement	800,000
Equity issuance, price per share	$ 1.26
Proceeds from private placement	$ 1,000